Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Loss for the period	$ (2,473)	$ (3,725)
Adjustments for:
Depreciation	2,281	2,469
Depreciation of deferred dry docking costs	494	405
Payment of deferred dry docking costs	(290)	(176)
Provision for staff retirement indemnities	2	2
Interest expense and finance costs	1,027	988
Foreign exchange gains, net	(61)	123
Share based payment	30	20
Trade receivables, net	56	64
Inventories	263	127
Prepayments and other assets	(931)	(55)
Trade accounts payable	285	(535)
Accrued liabilities and other payables	396	(264)
Deferred revenue	150	(147)
Net cash generated from/(used in) operating activities	1,229	(704)
Cash flows from investing activities:
Purchase of vessel equipment	(26)	0
Purchases of office furniture and equipment	(17)	(8)
Interest received	0	0
Net cash (used in)/generated from investing activities	(43)	(8)
Cash flows from financing activities:
Repayment of long-term debt	(2,244)	(1,406)
Proceeds from issuance of share capital	600	5,011
Pledged bank deposits	210	0
Interest paid	(920)	(2,230)
Net cash (used in)/ generated from financing activities	(2,354)	1,375
Net (decrease)/ increase in cash and cash equivalents	(1,168)	663
Cash and cash equivalents at the beginning of the year	2,756	163
Cash and cash equivalents at the end of the period	$ 1,588	$ 826